Summary of Significant Accounting Policies - Schedule of Fair Value Measurements of Liabilities (Details) - USD ($)	Dec. 31, 2022	Nov. 11, 2022
Warrant liabilities:
Warrant liabilities	$ 500,662	$ 262,525
Level 1 [Member]
Warrant liabilities:
Warrant liabilities
Level 2 [Member]
Warrant liabilities:
Warrant liabilities
Level 3 [Member]
Warrant liabilities:
Warrant liabilities	$ 500,662	$ 262,525